Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
SMID Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 91.4%
Aerospace & Defense — 1.3%
Spirit AeroSystems Holdings, Inc., Class A	18,010	$880,509
Airlines — 0.8%
SkyWest, Inc.*	17,740	511,799
Apparel — 4.0%
Carter's, Inc.	9,562	879,608
Kontoor Brands, Inc.	10,493	433,886
Ralph Lauren Corp.	6,240	707,866
Tapestry, Inc.	16,570	615,575
		2,636,935
Auto Parts & Equipment — 1.8%
Dana, Inc.	20,412	358,639
The Goodyear Tire & Rubber Co.*	58,530	836,394
		1,195,033
Banks — 12.7%
BankUnited, Inc.	17,505	769,520
Comerica, Inc.	10,125	915,604
First BanCorp.	19,830	260,170
First Citizens BancShares, Inc., Class A	1,461	972,442
First Hawaiian, Inc.	30,270	844,230
Synovus Financial Corp.	17,580	861,420
Texas Capital Bancshares, Inc.*	12,837	735,688
Umpqua Holdings Corp.	28,164	531,173
Webster Financial Corp.	14,492	813,291
Wintrust Financial Corp.	8,040	747,157
Zions Bancorp NA	13,611	892,337
		8,343,032
Building Materials — 0.8%
Masonite International Corp.*	5,594	497,530
Chemicals — 1.7%
Huntsman Corp.	15,560	583,656
Innospec, Inc.	4,700	434,985
Orion Engineered Carbons S.A.	4,134	66,020
Trinseo PLC	534	25,589
		1,110,250
Commercial Services — 5.7%
ADT, Inc.	85,220	646,820
Herc Holdings, Inc.	5,810	970,793
Korn Ferry	8,318	540,171
Robert Half International, Inc.	6,912	789,212
WillScot Mobile Mini Holdings Corp.*	21,020	822,512
		3,769,508
Computers — 1.9%
Genpact Ltd.	9,822	427,355
Lumentum Holdings, Inc.*	8,460	825,696
		1,253,051
Diversified Financial Services — 2.0%
Moelis & Co., Class A	14,874	698,334
	Number of Shares	Value†

Diversified Financial Services — (continued)
Stifel Financial Corp.	9,580	$650,482
		1,348,816
Electric — 1.6%
IDACORP, Inc.	9,319	1,075,040
Electrical Components & Equipment — 0.8%
Belden, Inc.	9,864	546,466
Electronics — 2.3%
Avnet, Inc.	19,094	775,025
Sensata Technologies Holding PLC*	14,430	733,766
		1,508,791
Engineering & Construction — 4.0%
AECOM	15,380	1,181,338
Arcosa, Inc.	8,757	501,338
Dycom Industries, Inc.*	9,680	922,117
		2,604,793
Entertainment — 0.7%
Scientific Games Corp.*	8,375	492,031
Food — 2.5%
Nomad Foods Ltd.*	34,561	780,387
The Hain Celestial Group, Inc.*	24,902	856,629
		1,637,016
Gas — 0.9%
Southwest Gas Holdings, Inc.	7,412	580,286
Hand & Machine Tools — 1.6%
Regal Rexnord Corp.	6,932	1,031,343
Healthcare Products — 2.3%
Envista Holdings Corp.*	15,340	747,211
Integra LifeSciences Holdings Corp.*	11,960	768,550
		1,515,761
Healthcare Services — 4.3%
Acadia Healthcare Co., Inc.*	14,710	963,946
MEDNAX, Inc.*	37,850	888,718
Syneos Health, Inc.*	12,320	997,304
		2,849,968
Home Builders — 2.8%
KB Home	17,910	579,926
PulteGroup, Inc.	19,310	809,089
Taylor Morrison Home Corp.*	15,524	422,563
		1,811,578
Home Furnishings — 1.1%
MillerKnoll, Inc.	20,020	691,891
Insurance — 4.2%
American Financial Group, Inc.	5,068	738,002
Kemper Corp.	10,300	582,362
Selective Insurance Group, Inc.	7,300	652,328

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
SMID Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — (continued)
The Hanover Insurance Group, Inc.	5,414	$809,501
		2,782,193
Internet — 1.0%
Criteo S.A., ADR*	24,938	679,311
Iron & Steel — 2.0%
Carpenter Technology Corp.	15,378	645,568
Reliance Steel & Aluminum Co.	3,491	640,075
		1,285,643
Lodging — 1.3%
Hilton Grand Vacations, Inc.*	16,190	842,042
Machinery — Construction & Mining — 2.1%
Oshkosh Corp.	6,520	656,238
Vertiv Holdings Co.	50,493	706,902
		1,363,140
Machinery — Diversified — 2.2%
Applied Industrial Technologies, Inc.	5,800	595,428
Cactus, Inc., Class A	15,350	870,959
		1,466,387
Metal Fabricate/Hardware — 0.9%
The Timken Co.	9,640	585,148
Oil & Gas — 2.9%
Coterra Energy, Inc.	35,994	970,758
HF Sinclair Corp.*	24,341	969,989
		1,940,747
Packaging and Containers — 2.3%
Berry Global Group, Inc.*	13,590	787,676
Sealed Air Corp.	10,412	697,188
		1,484,864
Retail — 4.5%
Dine Brands Global, Inc.	10,367	808,108
Papa John's International, Inc.	7,270	765,386
Sally Beauty Holdings, Inc.*	42,240	660,211
Williams-Sonoma, Inc.	5,174	750,230
		2,983,935
Semiconductors — 2.1%
Kulicke & Soffa Industries, Inc.	7,491	419,646
ON Semiconductor Corp.*	15,670	981,099
		1,400,745
Software — 3.7%
ACI Worldwide, Inc.*	23,350	735,291
Change Healthcare, Inc.*	42,580	928,244
CommVault Systems, Inc.*	11,233	745,310
		2,408,845
Transportation — 3.8%
Kirby Corp.*	12,600	909,594
Knight-Swift Transportation Holdings, Inc.	14,062	709,569
	Number of Shares	Value†

Transportation — (continued)
XPO Logistics, Inc.*	11,700	$851,760
		2,470,923
Trucking and Leasing — 0.8%
GATX Corp.	4,180	515,519
TOTAL COMMON STOCKS (Cost $51,806,462)		60,100,869

REAL ESTATE INVESTMENT TRUSTS — 8.1%
Apartments — 2.7%
American Campus Communities, Inc.	13,042	729,961
Camden Property Trust	6,370	1,058,694
		1,788,655
Diversified — 0.9%
Broadstone Net Lease, Inc.	28,530	621,383
Healthcare — 1.3%
Physicians Realty Trust	49,785	873,229
Industrial — 1.1%
STAG lndustrial, Inc.	16,905	699,022
Office Property — 1.2%
Cousins Properties, Inc.	18,880	760,675
Storage & Warehousing — 0.9%
CubeSmart	11,334	589,708
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,439,998)		5,332,672

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.230%) (Cost $160,200)	160,200	160,200
TOTAL INVESTMENTS — 99.8% (Cost $56,406,660)		$65,593,741
Other Assets & Liabilities — 0.2%		142,588
TOTAL NET ASSETS — 100.0%		$65,736,329

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
NA— National Association.
PLC— Public Limited Company.
S.A.— Societe Anonyme.

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